U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.      Name and address of Issuer:

        Merrill Lynch Texas Municipal Bond Fund of Merrill Lynch Multi-State
          Municipal Series Trust
        P.O. Box 9011
        Princeton, N.J.   08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.      Investment Company Act File Number:    811-4375

        Securities Act File Number:            33-40480

4.      (a)    Last day of fiscal year for which this Form is filed:  June 14,
               2002 (date Fund ceased operations)

        (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

        (c)    [X]   Check box if this is the last time the issuer will be
               filing this Form.

5.      Calculation of registration fees:

        (i)    Aggregate sales price of securities sold during
               the fiscal year pursuant to Section 24(f):                       $10,533,358

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:                              $42,559,430

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 31, 1995,
               that were not previously used to reduce
               registration fees payable to the Commission:                     $64,193,572


        (iv)   Total available redemption credits [add Items 5(ii)
               and 5(iii)]:                                                     $106,753,002

        (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                            $0

        (vi)   Redemption credits available for use in future
               years - if Item 5(i) is less than Item 5(iv):                    N/A

        (vii)  Multiplier for determining registration fee
               (see instruction C.9):

        (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii) (enter "0" if no fee is due)]:                    $0

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.      Interest due - if this Form is being filed more than 90 days
        after the end of the issuer's fiscal year (see instruction D):          $0

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:                                $0

9.      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

        [ ]  Wire Transfer

        [ ]  Mail or other means



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


                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Alice A. Pellegrino
-------------------------------
Secretary


Date:  September 30, 2002





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